INCOME TAX - Deferred tax assets and liabilities (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Deferred tax assets and liabilities [abstract]
Deferred tax asset	R 38.3	R 23.4
Deferred tax liabilities	(1,781.8)	(958.0)
Net deferred tax liabilities	(1,743.5)	(934.6)	R (527.9)
Deferred tax asset	R (434.7)	R (245.5)